SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2018
SUBSEQUENT EVENTS
NOTE 15. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2018, up through the date the Company issued the audited consolidated financial statements. During the period, the Company has the material subsequent events, as follows:

On November 4, 2019, the Company entered into an acquisition agreement with Beijing Radish Green Vegetable Education Technology Co., Ltd. (“Proud Kids”) in an all-stock transaction. Under the terms of the agreement, Proud Kids’ shareholders will receive up to 37,500,000 shares of the common stock of the Company upon closing. The acquisition agreement, as amended, has expired on April 30, 2020.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On December 19, 2019, the Company issued 102,642 restricted shares to an arm’s length investor at $0.10 per share pursuant to a private placement agreement.

On April 13, 2020, the Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company at $0.05 per share pursuant to a private placement agreement.

On August 27, 2020, September 16, 2020 and October 28, 2020, the Company issued a total of 1,878,445 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to 3 private placement agreements.